Document and Entity Information	May 13, 2022
Cover [Abstract]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	May 13, 2022
Entity Registrant Name	ASPEN TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-262106
Entity Tax Identification Number	87-3100817
Entity Address, Address Line One	20 Crosby Drive
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	781
Local Phone Number	221-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001897982
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AZPN
Security Exchange Name	NASDAQ
Entity Information, Former Legal or Registered Name	Emersub CX, Inc.